DISPOSAL OF SUBSIDIARIES AND AFFILIATES (Details) - BRL (R$) R$ in Thousands						12 Months Ended
	Dec. 10, 2018	Dec. 06, 2018	Oct. 30, 2018	Oct. 17, 2018	Feb. 14, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Main assets and liabilities of distributors
Reimbursement rights						R$ 6,256,311	R$ 8,076,826
Financial assets						40,114,344	57,885,123
FIXED ASSETS, NET						32,370,392	27,965,837		R$ 26,812,925	R$ 29,546,644
INTANGIBLE ASSETS						649,650	749,762		761,739	935,151
TOTAL ASSETS						181,210,208	172,975,359	R$ 176,219,314
Suppliers						(3,377,105)	(18,239,097)
Loans and financing						(54,372,798)	(45,121,791)
Other liabilities							(121,320,896)	(121,320,896)
Total alienated liabilities							(130,222,827)	R$ (130,939,113)
Cash and cash equivalents of subsidiaries
Disposal of assets							(67,645)
Cash and cash equivalents alienated						(583,352)	R$ (792,252)		R$ (327,198)	R$ (1,246,125)
Cepisa, Ceron, Eletroacre and Boa Vista | Disposal groups
Effect on the sale of equity interests
Adjusted distributor Net equity						(2,966,897)
Disposal result of Equity Holdings						200
Effect on the sale of equity interests						2,967,097
CEPISA | Disposal groups
Effect on the sale of equity interests
Adjusted distributor Net equity						(1,110,392)
Disposal result of Equity Holdings						50
Effect on the sale of equity interests						1,110,442
Main assets and liabilities of distributors
Customers				R$ 655,532
Taxes and social contributions				25,951
Reimbursement rights				17,952
Financial assets				906,818
FIXED ASSETS, NET				39,769
INTANGIBLE ASSETS				106,253
Other assets				1,547,090
TOTAL ASSETS				3,299,365
Suppliers				(296,040)
Loans and financing				(3,033,390)
Taxes and social contributions				(398,888)
Provisions for contingencies				(196,269)
Other liabilities				(517,722)
Total alienated liabilities				(4,442,309)
Net assets of liabilities				1,142,944
Cash and cash equivalents of subsidiaries
Disposal of assets				50
Cash and cash equivalents alienated				(32,552)
Net cash from disposals				R$ (32,502)
CEPISA | Disposal groups | Equatorial Energia
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Equity interest sold (as a percent)				89.94%
CERON | Disposal groups
Effect on the sale of equity interests
Adjusted distributor Net equity						(1,109,778)
Disposal result of Equity Holdings						50
Effect on the sale of equity interests						1,109,828
Main assets and liabilities of distributors
Customers			R$ 304,564
Taxes and social contributions			79,016
Reimbursement rights			133,582
Financial assets			1,272,933
FIXED ASSETS, NET			31,383
INTANGIBLE ASSETS			67,728
Other assets			1,102,190
TOTAL ASSETS			2,991,396
Suppliers			(1,517,404)
Loans and financing			(977,705)
Taxes and social contributions			(207,882)
Provisions for contingencies			(974,067)
Other liabilities			(435,831)
Total alienated liabilities			(4,112,889)
Net assets of liabilities			1,121,493
Cash and cash equivalents of subsidiaries
Disposal of assets			50
Cash and cash equivalents alienated			(11,715)
Net cash from disposals			R$ (11,665)
CERON | Disposal groups | Energisa S.A.
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Equity interest sold (as a percent)			90.00%
Eletroacre | Disposal groups
Effect on the sale of equity interests
Adjusted distributor Net equity						(323,288)
Disposal result of Equity Holdings						50
Effect on the sale of equity interests						323,338
Main assets and liabilities of distributors
Customers		R$ 144,756
Taxes and social contributions		8,617
Reimbursement rights		23,846
Financial assets		493,869
FIXED ASSETS, NET		7,874
INTANGIBLE ASSETS		41,654
Other assets		351,207
TOTAL ASSETS		1,071,823
Suppliers		(342,459)
Loans and financing		(588,684)
Taxes and social contributions		(178,541)
Provisions for contingencies		(159,844)
Other liabilities		(149,102)
Total alienated liabilities		(1,418,630)
Net assets of liabilities		346,807
Cash and cash equivalents of subsidiaries
Disposal of assets		50
Cash and cash equivalents alienated		(23,519)
Net cash from disposals		R$ (23,469)
Eletroacre | Disposal groups | Energisa S.A.
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Equity interest sold (as a percent)		87.61%
Boa Vista Energia | Disposal groups
Effect on the sale of equity interests
Adjusted distributor Net equity						(423,439)
Disposal result of Equity Holdings						50
Effect on the sale of equity interests						R$ 423,489
Main assets and liabilities of distributors
Customers	R$ 199,583
Taxes and social contributions	27,636
Reimbursement rights	292,563
Financial assets	220,946
FIXED ASSETS, NET	14,928
INTANGIBLE ASSETS	24,532
Other assets	476,165
TOTAL ASSETS	1,256,353
Suppliers	(858,957)
Loans and financing	(543,741)
Taxes and social contributions	(66,396)
Provisions for contingencies	(37,340)
Other liabilities	(198,946)
Total alienated liabilities	(1,705,380)
Net assets of liabilities	449,026
Cash and cash equivalents of subsidiaries
Disposal of assets	50
Cash and cash equivalents alienated	(25,587)
Net cash from disposals	R$ (25,537)
Boa Vista Energia | Disposal groups | Consortium Oliveira Energia
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Equity interest sold (as a percent)	90.00%
CELG-D | Disposal groups
Effect on the sale of equity interests
Disposal result of Equity Holdings					R$ 1,524,687
Main assets and liabilities of distributors
Customers					988,093
Taxes and social contributions					149,570
Financial assets					62,296
FIXED ASSETS, NET					44,983
INTANGIBLE ASSETS					2,065,418
Other assets					1,019,709
TOTAL ASSETS					4,330,069
Suppliers					(1,467,436)
Loans and financing					(1,085,476)
Taxes and social contributions					(277,612)
Provisions for contingencies					(669,729)
Other liabilities					(1,674,760)
Total alienated liabilities					(5,175,013)
Net assets of liabilities					(844,944)
Cash and cash equivalents of subsidiaries
Disposal of assets					1,065,266
Cash and cash equivalents alienated					(76,144)
Net cash from disposals					R$ 989,122